Revenue from Sale of Goods (Tables)	12 Months Ended
Jul. 31, 2020
Revenue [abstract]
Schedule of gross revenue
For the year ended			July 31, 2020			July 31, 2019
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	101,712	2,851	104,563	53,968	—	53,968
Medical	3,299	—	3,299	5,288	—	5,288
Wholesale	996	—	996	—	—	—
International	1,291	—	1,291	—	—	—
Total revenue from sale of goods	107,298	2,851	110,149	59,256	—	59,256